Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Taxes [Line Items]
Ownership change percentage criteria under Section 382 of the Internal Revenue Code			50.00%
Testing period			3 years
Valuation allowance related to net deferred tax	$ (1.3)	$ (4.1)	$ 1.8	$ (3.0)
State
Income Taxes [Line Items]
State and Federal Operating loss carry-forwards	399.0		399.0
State Tax credit carry-forwards	2.6		$ 2.6
State and Federal Operating loss carry-forwards expiration year			2032
Federal
Income Taxes [Line Items]
State and Federal Operating loss carry-forwards	$ 256.6		$ 256.6
State and Federal Operating loss carry-forwards expiration year			2033